Effect of reclassification upon adoption of IFRS 9 - Effect of reclassification on equity upon adoption of IFRS 9 (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	$ 197,871
IFRS 9 reclassification	0
Carrying amount post reclassification	197,871
IFRS 9 remeasurement including expected credit losses	(1,647)
Carrying amount at 1 Jan 2018	196,224
Called up share capital
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	10,160
IFRS 9 reclassification	0
Carrying amount post reclassification	10,160
IFRS 9 remeasurement including expected credit losses	0
Carrying amount at 1 Jan 2018	10,160
Share premium account
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	10,177
IFRS 9 reclassification	0
Carrying amount post reclassification	10,177
IFRS 9 remeasurement including expected credit losses	0
Carrying amount at 1 Jan 2018	10,177
Other equity instruments
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	22,250
IFRS 9 reclassification	0
Carrying amount post reclassification	22,250
IFRS 9 remeasurement including expected credit losses	0
Carrying amount at 1 Jan 2018	22,250
Other reserves
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	7,664
IFRS 9 reclassification	(960)
Carrying amount post reclassification	6,704
IFRS 9 remeasurement including expected credit losses	(61)
Carrying amount at 1 Jan 2018	6,643
Retained earnings
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	139,999
IFRS 9 reclassification	960
Carrying amount post reclassification	140,959
IFRS 9 remeasurement including expected credit losses	(1,545)
Carrying amount at 1 Jan 2018	139,414
Total Shareholders Equity
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	190,250
IFRS 9 reclassification	0
Carrying amount post reclassification	190,250
IFRS 9 remeasurement including expected credit losses	(1,606)
Carrying amount at 1 Jan 2018	188,644
Non-controlling interests
Disclosure Of Effects On Equity At Date Of Initial Application Of IFRS 9 [Line Items]
IAS 39 carrying amount at 31 Dec 2017	7,621
IFRS 9 reclassification	0
Carrying amount post reclassification	7,621
IFRS 9 remeasurement including expected credit losses	(41)
Carrying amount at 1 Jan 2018	$ 7,580